Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20:-	SUBSEQUENT EVENTS

a.	On February 28, 2018, the Company declared a dividend distribution of $ 0.13 per share ($ 5,784 in the aggregate) which was paid on March 26, 2018. The dividend distribution relates to the Company’s earnings in the second half of 2017.